FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                  New York, New York        August 14, 2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   51
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Form 13F Information Table Value Total:   $ 407,433 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                  June 30, 2007


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALFA CORP                        COM             015385107      4,533     291,142   SH       Sole                  291,142
ALTRIA GROUP INC                 COM             02209S103     32,988     470,321   SH       Sole                  470,321
AMGEN INC                        COM             031162100      4,079      73,775   SH       Sole                   73,775
ANADARKO PETE CORP               COM             032511107     78,156   1,503,282   SH       Sole                1,503,282
ASSISTED LIVING CONCPT NEV N     CL A            04544X102     10,696   1,004,350   SH       Sole                1,004,350
ASSOCIATED BANC CORP             COM             045487105        929      28,408   SH       Sole                   28,408
AUTOMATIC DATA PROCESSING INC    COM             053015103     25,335     522,700   SH       Sole                  522,700
BIOGEN IDEC INC                  COM             09062X103     10,151     189,740   SH       Sole                  189,740
CARDINAL HEALTH INC              COM             14149Y108      1,060      15,000   SH       Sole                   15,000
CELESTICA INC                    SUB VTG SHS     15101Q108        296      47,423   SH       Sole                   47,423
CIENA CORP                       COM NEW         171779309        958      26,516   SH       Sole                   26,516
COLONIAL BANKSHARES INC          COM             195572102      2,739     192,496   SH       Sole                  192,496
CONEXANT SYSTEMS INC             COM             207142100        521     377,829   SH       Sole                  377,829
DEUTSCHE TELEKOM AG              SPONSORED ADR   251566105      1,618      87,912   SH       Sole                   87,912
EMPLOYERS HOLDINGS INC           COM             292218104     12,032     566,500   SH       Sole                  566,500
ERIE INDTY CO                    CL A            29530P102     54,306   1,004,922   SH       Sole                1,004,922
EXPEDIA INC DEL                  COM             30212P105      1,107      37,788   SH       Sole                   37,788
FAIR ISAAC CORP                  COM             303250104      1,530      38,131   SH       Sole                   38,131
FIFTH THIRD BANCORP              COM             316773100      1,744      43,852   SH       Sole                   43,852
FIRST BANCTRUST CORP             COM             31868F102        469      39,753   SH       Sole                   39,753
FIRST CTZNS BANCSHARES INC N     COM             31946M103      1,249       6,423   SH       Sole                    6,423
FIRST FED BANKSHARES INC DEL     COM             32020V100        412      21,193   SH       Sole                   21,193
FRANKLIN CR MGMT CORP            COM NEW         353487200      1,039     215,974   SH       Sole                  215,974
GENERAL ELECTRIC CO              COM             369604103      3,771      98,520   SH       Sole                   98,520
GREENLIGHT CAPITAL RE LTD        CL A            G4095J109      1,126      50,000   SH       Sole                   50,000
HERITAGE FINL GROUP              COM             42725U109      5,017     335,383   SH       Sole                  335,383
IAC INTERACTIVECORP              COM NEW         44919P300      1,308      37,788   SH       Sole                   37,788




INGERSOLL-RAND COMPANY LTD       CL A            G4776G101     30,151     550,000   SH       Sole                  550,000
KEARNY FINL CORP                 COM             487169104      8,353     619,661   SH       Sole                  619,661
KRAFT FOODS INC                  COM NEW         50075N104      8,147     231,125   SH       Sole                  231,125
MCDERMOTT INTL INC               COM             580037109      5,415      65,149   SH       Sole                   65,149
NEW YORK CMNTY BANCORP INC       COM             649445103      1,257      73,825   SH       Sole                   73,825
NORTHEAST CMNTY BANCORP INC      COM             664112109      7,042     609,166   SH       Sole                  609,166
NORTHWEST BANCORP INC PA         COM             667328108     13,271     507,673   SH       Sole                  507,673
PATHFINDER BANCORP INC           COM             70320A103        382      32,000   SH       Sole                   32,000
PG&E CORP                        COM             69331C108     10,368     228,866   SH       Sole                  228,866
PSB HLDGS INC                    COM             69360W108      1,814     171,437   SH       Sole                  171,437
RIVER VY BANCORP                 COM             768475105        805      44,732   SH       Sole                   44,732
SAIC INC                         COM             78390X101     13,171     728,900   SH       Sole                  728,900
SANMINA SCI CORP                 COM             800907107      1,048     334,783   SH       Sole                  334,783
SIERRA PAC RES NEW               COM             826428104      4,402     250,700   SH       Sole                  250,700
SOLECTRON  CORP                  COM             834182107        192      52,299   SH       Sole                   52,299
SYMANTEC CORP                    COM             871503108        385      19,065   SH       Sole                   19,065
TAL INTL GROUP INC               COM             874083108      5,948     200,200   SH       Sole                  200,200
TELEPHONE & DATA SYS INC         SPL COM         879433860      2,437      42,353   SH       Sole                   42,353
TEXAS INSTRS INC                 COM             882508104        709      18,850   SH       Sole                   18,850
TFS FINL CORP                    COM             87240R107     12,594   1,091,374   SH       Sole                1,091,374
THOMAS PPTYS GROUP INC           COM             884453101      2,397     150,000   SH       Sole                  150,000
UNITED CMNTY BANCORP             COM             90984H103      2,994     237,993   SH       Sole                  237,993
WAYNE SVGS BANCSHARES INC NE     COM             94624Q101      2,151     154,720   SH       Sole                  154,720
WILEY JOHN & SONS INC            CL A            968223206     12,831     265,697   SH       Sole                  265,697